Significant Accounting Policies (Details Narrative) (10-KT) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Monthly salary deposits for insurance, percentage	8.33%
Income tax likelihood of ultimate settlement	More than 50% (cumulative basis)
Anti-dilutive, excluding stock option are dilutive	54,146